Consolidated Statements Of Changes In Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares [Member] shares	Class B Ordinary Shares [Member] shares	Common Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Subscription Receivables [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)
Beginning Balance at Dec. 31, 2018	¥ 218,894				¥ 195	¥ 121		¥ (122)	¥ 1,139,250	¥ 16,318	¥ (936,868)
Beginning Balance, shares at Dec. 31, 2018 | shares					28,276,557	19,675,674
Repurchase of ordinary shares, Shares | shares					(591,200)		591,200
Repurchase of ordinary shares	(10,730)						¥ (10,730)
Share-based compensation expense	26,683								26,683
Exercise of option	1,964				¥ 13				1,951
Exercise of option, Shares | shares			1,894,994		1,894,994
Net income (loss) for the year	(574,781)										(574,781)
Foreign currency translation	13,165									13,165
Ending Balance at Dec. 31, 2019	(324,805)				¥ 208	¥ 121	¥ (10,730)	(122)	1,167,884	29,483	(1,511,649)
Ending Balance, Shares at Dec. 31, 2019 | shares					29,580,351	19,675,674	591,200
Repurchase of ordinary shares, Shares | shares					(189,811)		189,811
Repurchase of ordinary shares	(4,597)						¥ (4,597)
Share-based compensation expense	29,027								29,027
Exercise of option	1,866				¥ 4			(79)	1,941
Exercise of option, Shares | shares			536,107		536,107
Net income (loss) for the year	(394,827)										(394,827)
Foreign currency translation	(19,227)									(19,227)
Ending Balance at Dec. 31, 2020	(712,563)				¥ 212	¥ 121	¥ (15,327)	(201)	1,198,852	10,256	(1,906,476)
Ending Balance, Shares at Dec. 31, 2020 | shares			29,926,647	19,675,674	29,926,647	19,675,674	781,011
Share-based compensation expense	22,045								22,045
Exercise of option	862				¥ 3			(78)	937
Exercise of option, Shares | shares			481,407		481,407
Net income (loss) for the year	59,907	$ 9,400									59,907
Foreign currency translation	(2,237)	(351)								(2,237)
Ending Balance at Dec. 31, 2021	¥ (631,986)	$ (99,171)			¥ 215	¥ 121	¥ (15,327)	¥ (279)	¥ 1,221,834	¥ 8,019	¥ (1,846,569)
Ending Balance, Shares at Dec. 31, 2021 | shares			30,408,054	19,675,674	30,408,054	19,675,674	781,011